INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

14. INVENTORIES

($ millions)	December 31 2019	December 31 2018

Crude oil(1)	1 689	1 424

Refined products	1 290	1 033

Materials, supplies and merchandise	782	702

	3 761	3 159

(1)	Includes $210 million of inventories held for trading purposes (2018 – $247 million) which are measured at fair value less costs of disposal based on Level 1 and Level 2 fair value inputs.

During 2019, purchased product inventories of $13.3 billion (2018 – $14.8 billion) were recorded as an expense.